BANK LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Secured loan [Abstract]
Schedule Of Long Term Borrowings [Table Text Block]
	2020	2019
	US$’000	US$’000
Secured – at amortised cost:
Bank loans	195,886	131,231
Other borrowings	57,014	34,013
Non-bank loans	25,532	-
	278,432	165,244

Analysed between:
Current portion	53,394	20,696
Non-current portion	225,038	144,548
	278,432	165,244

Interest payable (included in bank loans)	920	943

Non-current bank loans and other borrowings are estimated to be payable as follows:

Within 2 to 5 years	172,150	144,548
After 5 years	52,888	-
	225,038	144,548